Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-Controlling Interest	Total
Balance at Dec. 31, 2020		$ 1,272	$ 1	$ 126	$ (4,486)	$ (57)	$ 1,707	$ (2,709)
Balance (in Shares) at Dec. 31, 2020		491,222	830,000
Stock-based compensation expense				377				377
Common stock issued for services				1,228				1,228
Common stock issued for services (in Shares)			159,954
Issuance of Series A preferred stock in exchange for Series A preferred stock of subsidiary	$ 12,367			(9,596)			(2,771)	(12,367)
Issuance of Series A preferred stock in exchange for Series A preferred stock of subsidiary (in Shares)	2,550,763
Reclass of non-controlling interest to additional paid-in capital				(1,063)		(34)	1,097
Reclass of negative additional paid-in capital to accumulated deficit				9,041	(9,041)
Net loss					(7,048)		(33)	(7,081)
Balance at Dec. 31, 2021	$ 12,367	$ 1,272	$ 1	113	(20,575)	(91)		(20,552)
Balance (in Shares) at Dec. 31, 2021	2,550,763	491,222	989,954
Stock-based compensation expense				721				721
Issuance of common stock and warrants, net of issuance costs			$ 3	13,762				13,765
Issuance of common stock and warrants, net of issuance costs (in Shares)			3,200,000
Common stock issued upon conversion of Series A preferred stock	$ (12,367)		$ 2	12,365				12,367
Common stock issued upon conversion of Series A preferred stock (in Shares)	(2,550,763)		2,447,728
Common stock issued upon conversion of Series B preferred stock		$ (1,272)		1,272				1,272
Common stock issued upon conversion of Series B preferred stock (in Shares)		(491,222)	245,614
Common stock issued upon conversion of debt			$ 4	13,864				13,868
Common stock issued upon conversion of debt (in Shares)			3,955,415
Common stock issued for services			$ 1	1,560				1,561
Common stock issued for services (in Shares)			398,090
Other comprehensive income						(48)		(48)
Net loss					(7,841)			(7,841)
Balance at Jun. 30, 2022			$ 11	43,657	(28,416)	(139)		15,113
Balance (in Shares) at Jun. 30, 2022			11,236,801
Balance at Dec. 31, 2021	$ 12,367	$ 1,272	$ 1	113	(20,575)	(91)		(20,552)
Balance (in Shares) at Dec. 31, 2021	2,550,763	491,222	989,954
Stock-based compensation expense				2,897				2,897
Issuance of common stock and warrants, net of issuance costs			$ 3	13,762				13,765
Issuance of common stock and warrants, net of issuance costs (in Shares)			3,200,000
Common stock issued upon conversion of Series A preferred stock	$ (12,367)		$ 2	12,365				12,367
Common stock issued upon conversion of Series A preferred stock (in Shares)	(2,550,763)		2,447,728
Common stock issued upon conversion of Series B preferred stock		$ (1,272)		1,272				1,272
Common stock issued upon conversion of Series B preferred stock (in Shares)		(491,222)	245,614
Common stock issued upon conversion of debt			$ 4	13,864				13,868
Common stock issued upon conversion of debt (in Shares)			3,955,415
Common stock issued for services			$ 1	1,560				1,561
Common stock issued for services (in Shares)			398,090
Other comprehensive income						(9)		(9)
Net loss					(18,917)			(18,917)
Balance at Dec. 31, 2022			$ 11	45,833	(39,492)	(100)		6,252
Balance (in Shares) at Dec. 31, 2022			11,236,801
Balance at Mar. 31, 2022	$ 12,367	$ 1,272	$ 1	282	(22,928)	(91)		(22,736)
Balance (in Shares) at Mar. 31, 2022	2,550,763	491,222	989,954
Stock-based compensation expense				552				552
Issuance of common stock and warrants, net of issuance costs			$ 3	13,762				13,765
Issuance of common stock and warrants, net of issuance costs (in Shares)			3,200,000
Common stock issued upon conversion of Series A preferred stock	$ (12,367)		$ 2	12,365				12,367
Common stock issued upon conversion of Series A preferred stock (in Shares)	(2,550,763)		2,447,728
Common stock issued upon conversion of Series B preferred stock		$ (1,272)		1,272				1,272
Common stock issued upon conversion of Series B preferred stock (in Shares)		(491,222)	245,614
Common stock issued upon conversion of debt			$ 4	13,864				13,868
Common stock issued upon conversion of debt (in Shares)			3,955,415
Common stock issued for services			$ 1	1,560				1,561
Common stock issued for services (in Shares)			398,090
Other comprehensive income						(48)		(48)
Net loss					(5,488)			(5,488)
Balance at Jun. 30, 2022			$ 11	43,657	(28,416)	(139)		15,113
Balance (in Shares) at Jun. 30, 2022			11,236,801
Balance at Dec. 31, 2022			$ 11	45,833	(39,492)	(100)		6,252
Balance (in Shares) at Dec. 31, 2022			11,236,801
Stock-based compensation expense				2,094				2,094
Release of restricted stock units			$ 1	(1)
Release of restricted stock units (in Shares)			386,968
Issuance of common stock and warrants, net of issuance costs			$ 10	1,634				1,644
Issuance of common stock and warrants, net of issuance costs (in Shares)			10,000,000
Other comprehensive income						28		28
Net loss					(9,115)			(9,115)
Balance at Jun. 30, 2023			$ 22	49,560	(48,607)	(72)		903
Balance (in Shares) at Jun. 30, 2023			21,623,769
Balance at Mar. 31, 2023			$ 11	46,873	(44,322)	(88)		2,474
Balance (in Shares) at Mar. 31, 2023			11,251,299
Stock-based compensation expense				1,054				1,054
Release of restricted stock units			$ 1	(1)
Release of restricted stock units (in Shares)			372,470
Issuance of common stock and warrants, net of issuance costs			$ 10	1,634				1,644
Issuance of common stock and warrants, net of issuance costs (in Shares)			10,000,000
Other comprehensive income						16		16
Net loss					(4,285)			(4,285)
Balance at Jun. 30, 2023			$ 22	$ 49,560	$ (48,607)	$ (72)		$ 903
Balance (in Shares) at Jun. 30, 2023			21,623,769